INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 4,256	$ 3,681	$ 8,474	$ 7,092
Net income	773	425	916	719
Share of earnings (loss) from investments in associates and joint ventures	273	(34)	376	20	$ 12
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,722	5,455	12,710	10,471
Net income	$ 1,054	$ 309	$ 2,084	$ 901